Common Stock and Stock Plans, Stock Option Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Incentive Compensation Plans [Member]
Summary of Stock Options
Options outstanding as of December 31, 2013 (in shares)	140,484,056
Canceled or forfeited (in shares)	(2,844,648)
Exercised (in shares)	(39,976,208)
Options exercisable and outstanding as of December 31, 2014 (in shares)	97,663,200
Weighted- average exercise price
Options outstanding as of December 31, 2013 (in dollars per share)	$ 42.86
Canceled or forfeited (in dollars per share)	$ 206.02
Exercised (in dollars per share)	$ 29.93
Options exercisable and outstanding as of December 31, 2014 (in dollars per share)	$ 43.40
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	2 years 8 months 12 days
Options outstanding, aggregate intrinsic value	$ 2,476
Director Awards [Member]
Summary of Stock Options
Options outstanding as of December 31, 2013 (in shares)	479,637
Exercised (in shares)	(88,090)
Options exercisable and outstanding as of December 31, 2014 (in shares)	391,547
Weighted- average exercise price
Options outstanding as of December 31, 2013 (in dollars per share)	$ 31.95
Exercised (in dollars per share)	$ 31.43
Options exercisable and outstanding as of December 31, 2014 (in dollars per share)	$ 32.07
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	2 years 1 month 6 days
Options outstanding, aggregate intrinsic value	$ 9